WARRANTS	12 Months Ended
Jun. 30, 2025
WARRANTS

18. WARRANTS

	Warrants Outstanding	Weighted Average Exercise Price	Weighted Average Life Remaining (years)
June 30, 2023	10,097,379	0.65	0.58
Expired	(10,097,379)	0.65	-
June 30, 2024	-	$-	-
Expired	-	$-	-
June 30, 2025	-	$-	-

During the year ended June 30, 2024:

•	10,097,379 common share purchase warrants expired, unexercised.

During the year ended June 30, 2025, the Company expensed $nil (June 30, 2024 – $nil; June 30, 2023 – $nil), in the fair value of warrants.